Investment Objectives and Goals	May 01, 2025
American Funds Global Balanced Fund | American Funds Global Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds® Global Balanced Fund
American Funds Global Insight Fund | American Funds Global Insight Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds® Global Insight Fund